Reportable Segments Reportable Segments (Segment Adjusted EBITDA) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 4,367	$ 3,105	$ 2,131
Depreciation and amortization	(1,313)	(871)	(586)
Interest expense, net of interest capitalized	(1,221)	(1,018)	(740)
Bridge loan related fees	0	(62)	0
Gain on deconsolidation of Propane Business	0	1,057	0
Gain on sale of AmeriGas common units	87	0	0
Goodwill impairment	(689)	0	0
Gains (losses) on interest rate derivatives	53	(19)	(78)
Non-cash compensation expense	(61)	(47)	(42)
Gains (losses) on interest rate derivatives	48	10	7
Gain (Loss) on Disposition of Assets	(2)	(4)	(1)
Losses on extinguishments of debt	(162)	(123)	0
Inventory, LIFO Reserve, Effect on Income, Net	3	(75)	0
Adjusted EBITDA related to discontinued operations	(76)	(99)	(23)
Proportionate share of unconsolidated affiliates’ interest, depreciation, amortization, non-cash compensation expense, loss on extinguishment of debt and taxes	(727)	(647)	(231)
Equity in earnings of unconsolidated affiliates	236	212	117
Non-operating environmental remediation	(168)	0	0
Other, net	(2)	14	(7)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE	375	1,437	548
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	3,953	2,744	1,781
Depreciation and amortization	(1,032)	(656)	(405)
Equity in earnings of unconsolidated affiliates	172	142	26
Investment In Regency [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	608	517	420
Depreciation and amortization	(287)	(252)	(169)
Equity in earnings of unconsolidated affiliates	135	105	120
Investment in Trunkline LNG [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	187	135	0
Depreciation and amortization	(39)	(30)	0
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	(43)	(52)	(29)
Depreciation and amortization	(16)	(14)	(12)
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA	(338)	(239)	(41)
Depreciation and amortization	61	81	0
Equity in earnings of unconsolidated affiliates	$ (71)	$ (35)	$ (29)